Overview and Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Organization

(1)	Overview and Organization
Aurora Innovation, Inc. and its wholly-owned subsidiaries (the “Company” or “Aurora”) was initially incorporated as a Cayman Islands exempted company on October 2, 2020 and formerly known as Reinvent Technology Partners Y (“RTPY”). The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On November 3, 2021 (the “Closing Date” or “Closing”), the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, domesticated as a Delaware corporation, and change its name to Aurora Innovation, Inc. As contemplated by the Agreement and Plan or Merger dated July 14, 2021 (the “Merger Agreement”), Aurora consummated the merger transaction (the “Merger”) whereby RTPY Merger Sub, Inc., a direct wholly owned subsidiary of the Company, merged with and into Aurora Innovation Holdings, Inc. (“Legacy Aurora”), a Delaware corporation f/k/a Aurora, Innovation, Inc. The Company’s common stock is listed on the NASDAQ under the symbol “AUR” and the Company’s warrants to purchase shares of Class A common stock are listed on the NASDAQ under the symbol “AUROW”.
The Company is headquartered in Pittsburgh, Pennsylvania and has offices in eight additional cities: Palo Alto, Mountain View, and San Francisco, California; Bozeman, Montana; Coppell, Texas; Wixom, Michigan; Seattle, Washington; and Louisville, Colorado . The Company designs and develops the Aurora Driver, which is the hardware, software, and data services that allow vehicles to drive themselves.